PRINCIPAL ACTIVITIES AND ORGANIZATION - Schedule of Principal Subsidiaries (Details) - USD ($)		9 Months Ended
	Feb. 06, 2024	Sep. 30, 2025	Apr. 02, 2024
TJBio Shanghai [Member]
Maximum aggregate consideration to be received upon achievement of certain regulatory and sales-based milestone events as well as royalties			$ 80,000,000
Segment Discontinued Operations | I-Mab Hangzhou | I-Mab Shanghai
Percentage of transfer of outstanding equity interest	100.00%
I-Mab Biopharma US Ltd.
Place of incorporation		United States
Date of incorporation or acquisition		Feb. 28, 2018
Percentage of direct or indirect ownership by the company		100.00%
Principal activities		Research and development of innovative medicines
I-Mab Biopharma Hong Kong Limited [Member]
Place of incorporation		Hong Kong
Date of incorporation or acquisition		Jul. 08, 2016
Percentage of direct or indirect ownership by the company		100.00%
Principal activities		Investment holding
I-Mab Tianjin
Place of incorporation		People’s Republic of China
Date of incorporation or acquisition		Jul. 15, 2017
Percentage of direct or indirect ownership by the company		100.00%
Principal activities		Research and development of innovative medicines
Visara, Inc
Place of incorporation		United States
Date of incorporation or acquisition		Sep. 24, 2025
Percentage of direct or indirect ownership by the company		100.00%
Principal activities		Research and development of innovative medicines